Goodwill and impairment review of goodwill - Disclosure of goodwill by segment (Details) - Goodwill - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 14,888	$ 12,472	$ 11,960
gas & low carbon energy
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,460	2,095
Amount by which unit's recoverable amount exceeds its carrying amount	2,026	5,886
gas & low carbon energy | Gas businesses
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,228	2,095
Amount by which unit's recoverable amount exceeds its carrying amount	2,026	5,886
gas & low carbon energy | LSbp
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,232	0
Amount by which unit's recoverable amount exceeds its carrying amount	0	0
oil production & operations
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	4,925	4,925
Amount by which unit's recoverable amount exceeds its carrying amount	12,432	18,854
customers & products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	5,503	5,431
customers & products | Castrol
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,615	2,672
customers & products | US fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	828	792
customers & products | European fuels
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	801	839
customers & products | Archaea Energy Inc.
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	706	707
customers & products | Other Products [Member]
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	553	421
other businesses & corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 0	$ 21